Offerings	Apr. 16, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities (3)
Offering Note
(3)    The debt securities being registered hereunder will consist of one or more series of senior debt securities or subordinated debt securities, or any combination thereof, as more fully described herein.

Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights (4)
Offering Note	(4) Subscription rights evidencing the right to purchase common stock or debt securities.
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants (5)
Offering Note	(5) Includes warrants to purchase common stock or debt securities or other securities that may be registered hereunder and issued and sold from time to time.
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units (6)
Offering Note
(6)    Each unit will be issued under a unit agreement, indenture, or other agreement and will represent an interest in one or more shares of common stock, debt securities, rights or warrants in any combination thereof.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered	75,000,000
Maximum Aggregate Offering Price	$ 75,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.5
Offering Note
(1)    The proposed amount to be registered, maximum offering price per class of security and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
(2)    This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares and such indeterminate amount of debt securities, warrants, subscription rights and units of Isabella Bank Corporation (“ISBA”), as having an aggregate initial offering price not to exceed $75,000,000.00. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.